Share-Based Compensation	6 Months Ended
Jun. 30, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 8 – Share-Based Compensation

On February 25, 2010 the Company’s board of directors authorized and issued 20,000 of stock options, each option to purchase one ordinary share of the Company to directors, employees and consultants of the Company.  The ordinary shares underlying the options will be restricted from receiving any funds held in the Trust Account. On November 15, 2010, the Company’s board of directors authorized to reserve an additional 200,000 stock options for issuance to directors, employees and consultants of the Company from time to time, bringing the total authorized to an aggregate of 220,000 stock options.

On December 3, 2010 and March 21, 2012 the Company’s board of directors further authorized the additional issuance of 35,000 and 5,000 stock options respectively, each option to purchase one ordinary share of the Company to officers or directors of the Company.  The ordinary shares underlying the options will be restricted from receiving any funds held in the Trust Account.   This additional authorization brings the total stock options granted as of December 31, 2012 to 60,000.

With respect to the 60,000 shares of stock options granted as of June 30, 2013, 9,500 shares of the options were granted to certain non-employee consultants for services to be provided over a two year period that vest quarterly and 40,000 options to certain officers or directors over a two and a half year period that vest quarterly. In addition the Company granted certain consultants 10,500 options which vest upon such consultants meeting certain performance requirements.

The following table summarizes the non-employee stock option activity for the period from February 4, 2010 (inception) to June 30, 2013:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding at February 4, 2010 (inception)	-	$-	-	$-
Granted	55,000	0.001	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding at December 31, 2010	55,000	0.001	6.46	530,679
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding at December 31, 2011	55,000	0.001	5.46	534,001
Granted	5,000	0.001	5.00	48,246
Exercised	-	-	-	-
Cancelled	-	-	-	-
Outstanding at December 31, 2012	60,000	0.001	4.44	595,140
Granted	-	-	-	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Outstanding at June 30, 2013	60,000	0.001	3.94	598,140
Exercisable at June 30, 2013	52,500	0.001	3.94	523,373

The Following table summarizes the unvested non-employee stock option activity during the period from February 4, 2010 (inception) to June 30, 2013:

Number of Shares
Unvested at February 4, 2010 (inception)	-
Granted	55,000
Vested	(3,563)
Cancelled	-
Unvested at December 31, 2010	51,437
Granted	-
Vested	(21,850)
Cancelled	-
Unvested December 31, 2011	29,587
Granted	5,000
Vested	(18,487)
Cancelled	-
Unvested December 31, 2012	16,100
Granted	-
Vested	(8,600)
Cancelled	-
Unvested June 30, 2013	7,500

The fair value assigned to the vested increments of these awards was estimated at the grant date of the non-employee stock options using the Black-Scholes option-pricing model with the following assumptions:

For the year ended
December 31, 2012

Stock Price	$9.50 - $11.38
Risk-free interest rate	0.56% - 1.22%
Expected term (in years)	4.44
Weighted average expected stock price volatility	62.23%
Expected dividend yield	0%
Weighted average grant-date fair value of options granted	$ 9.6727

For the period from
February 4, 2010
(inception) to
December 31, 2010

Stock Price	$9.65
Risk-free interest rate	1.04% - 2.75%
Expected term (in years)	6.46
Weighted average expected stock price volatility	43.55%
Expected dividend yield	0%
Weighted average grant-date fair value of options granted	$ 9.6487

For the period from February 4, 2010 (inception) to December 31, 2010, management used the following assumptions for the Black-Scholes inputs: On the option grant date, a current stock price of $9.65 was used for determining the fair value of the Company’s stock. This was based on observations of market prices for comparable shares of common stock for similar companies who have completed IPO’s, an expected volatility based on the average expected volatilities of a sampling of three companies with similar attributes to the Company, including: industry, stage of life cycle, size and financial leverage, an expected dividend rate of 0% based on management plan of operations, a risk free interest rate based on the current U.S. Treasury 5-year Treasury Bill and an expected forfeiture rate of 0%. Management’s estimated fair value of the common stock of $9.65 differs from the IPO price of $10.00 by $0.35. This difference is attributable to the additional value of the warrant to purchase one share of common stock included in the IPO units. Management determined this difference as noted above by observing current market prices for common stock and separately trading public warrants for comparable public companies.

For the year ended December 31, 2012, management used the following assumptions for the Black-Scholes inputs: On the option valuation date, the current stock price of Prime was used for determining the fair value of the Company’s stock based on the closing price of common stock on the valuation date. An expected volatility based on the average expected volatilities of a sampling of three companies with similar attributes to the Company, including: industry, stage of life cycle, size and financial leverage. The expected dividend rate of 0% is based on management’s plan of operations. The risk-free interest rate is based on the U.S. Treasury 5-year Treasury Bill on the date of measurement. The Company expects that no options will be forfeited.

The fair value of the 7,500 outstanding unvested shares of $74,767 at June 30, 2013 will be recognized when the performance completion date has occurred and the options vest.

Share-based compensation expense from non-employee stock options totaled $85,653, $107,683 and $510,383 for the six months ended June 30, 2013, for the six months ended June 30, 2012, and for the period from February 4, 2010 (inception) to June 30, 2013, respectively.